Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Beginning balance at Dec. 31, 2014	$ 3,761	$ 14,666	$ 53,925	$ 1,412	$ (5,992)	$ 67,772
Comprehensive income:
Net income			5,917			5,917
Other comprehensive income (loss)				(15)		(15)
Repurchase of shares					(927)	(927)
Sale of treasury shares		3			11	14
Cash dividends declared			(1,200)			(1,200)
Balance at Dec. 31, 2015	3,761	14,669	58,642	1,397	(6,908)	71,561
Comprehensive income:
Net income			5,521			5,521
Other comprehensive income (loss)				(2,263)		(2,263)
Repurchase of shares					(833)	(833)
Sale of treasury shares		5			13	18
Cash dividends declared			(1,446)			(1,446)
Balance at Dec. 31, 2016	3,761	14,674	62,717	(866)	(7,728)	72,558
Comprehensive income:
Net income			3,846			3,846
Other comprehensive income (loss)				742		742
Sale of treasury shares		9			18	27
Stock option expense		100				100
Cash dividends declared			(1,569)			(1,569)
Balance at Dec. 31, 2017	$ 3,761	$ 14,783	$ 64,994	$ (124)	$ (7,710)	$ 75,704